Reverse Recapitalization	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Reverse Recapitalization
Reverse Recapitalization

Note 4 – Reverse Recapitalization

On November 17, 2022, the Company consummated the Business Combination contemplated by the SPA between 8i, EHL, Watermark, and Kwong Yeow Liew, dated April 11, 2022 and amended May 30, 2022, June 10, 2022, and September 7, 2022. As contemplated by the SPA, a business combination between 8i and EHL was effected by the purchase by 8i of all of the issued and outstanding shares of EHL from Watermark, resulting in EHL becoming a wholly owned subsidiary of 8i.

Upon the consummation of the Business Combination, the following events contemplated by the SPA occurred, based on EUDA’s capitalization as of November 17, 2022:

●	all 1,500,000 issued and outstanding shares of EHL were converted into 14,000,000 shares of the Company’s no par value ordinary shares after giving effect to the exchange ratio of 9.33 (“Exchange Ratio”); and

●	the entitlement of 4,000,000 shares (“Earnout Shares”) of the Company’s no par value ordinary shares issued to the Seller subject to the following four triggering events:

○	1,000,000 additional Earnout Shares to be issued if during the period beginning on the Closing Date and ending on the first anniversary of the Closing Date, the Company’s share price is equal to or greater than Fifteen Dollars ($15.00) after the Closing Date;

○	1,000,000 additional Earnout Shares to be issued if during the period beginning on the first anniversary of the Closing Date and ending on the second anniversary of the Closing Date, the Company’s share price is equal to or greater than Twenty Dollars ($20.00);

○	1,000,000 additional Earnout Shares to be issued if the consolidated audited financial statements of EUDA for the fiscal year commencing January 1, 2023 and ending December 31, 2023, reflect that EUDA has achieved both of the following financial metrics for such fiscal year: (x) revenues of at least $20,100,000 and (y) net income attributable to EUDA of at least $3,600,000.

○	1,000,000 additional Earnout Shares to be issued if the consolidated audited financial statements of EUDA for the fiscal year commencing January 1, 2024 and ending December 31, 2024, reflect that EUDA has achieved both of the following financial metrics for such fiscal year: (x) revenues of at least $40,100,000 and (y) net income attributable to EUDA of at least $10,100,000.

In connection with the closing the Business Combination:

●	all 8i’s no par value public ordinary shares of 2,591,545, net of the redemption of 6,033,455 shares of Company’s no par value ordinary shares, remained outstanding;

●	all 8i’s no par value private ordinary shares of 292,250 remained outstanding;

●	all 8i’s no par value founder shares of 2,156,250 remained outstanding;

●	all 8i’s rights, consisting of 8,625,000 public rights and 292,250 private rights, automatically converted into an aggregate of 891,725 of the Company’s no par value ordinary shares;

●	200,000 shares of the Company’s no par value ordinary shares were issued to a service provider in connection with the business combination;

●	60,000 shares of the Company’s no par value ordinary shares were issued to a service provider in connection with the closing of transactions contemplated pursuant to certain share purchase agreement. Such issuance of the ordinary share serves the purpose of securing the repayment of $300,000 convertible promissory note to the service provider;

The following table presents the number of the Company’s ordinary shares issued and outstanding immediately following the Reverse Recapitalization:

Ordinary Shares
8i ordinary shares outstanding prior to Reverse Recapitalization	11,073,500
Less: redemption of 8i ordinary shares	(6,033,455)
Conversion of 8i rights	891,725
Shares issued to service providers	260,000
Conversion of EHL ordinary shares into 8i ordinary shares	14,000,000
Total shares outstanding	20,191,770

EHL was determined to be the accounting acquirer given EHL effectively controlled the combined entity after the SPAC Transaction. The transaction is not a business combination because 8i was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by EHL for the net monetary assets of 8i, accompanied by a recapitalization. EHL is determined as the accounting acquirer and the historical financial statements of EHL became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The net assets of 8i were recognized as of the closing date at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger are those of EHL and EHL’s operations are the only ongoing operations of EHL.

In connection with the Reverse Recapitalization, the Company raised approximately $1.3 million of proceeds, presented as cash flows from financing activities, which included the contribution of approximately $87.1 million of funds held in 8i’s trust account, approximately $0.2 million of cash held in 8i’s operating cash account, net of approximately $60.8 million paid to redeem 6,033,455 public shares of 8i’s ordinary shares, approximately $3.0 million in transaction costs incurred by 8i, approximately $21.9 million prepayment of two forward purchase agreements, and repayments of a promissory note in the amount of $0.3 million issued to 8i’s related party.

The following table reconcile the elements of the Reverse Recapitalization to the consolidated statements of cash flows and the changes in shareholders’ deficit:

November 18, 2022
Funds held in 8i’s trust account	$87,074,185
Funds held in 8i’s operating cash account	248,499
Less: amount paid to redeem public shares of 8i’s ordinary shares	(60,839,550)
Less: payments of transaction costs incurred by 8i	(2,965,646)
Less: payments of forward purchase agreements	(21,892,527)
Less: repayments of promissory note – related party of 8i	(300,000)
Proceeds from the Reverse Recapitalization	1,324,961
Less: unpaid deferred underwriting fee	(2,113,125)
Less: unpaid transaction costs incurred by 8i	(382,600)
Less: payment and accrued expenses of transaction costs related to the Reverse Recapitalization	(1,305,580)
Add: non-cash net assets assumed from 8i	14,387,803
Net contributions from issuance of ordinary shares upon the Reverse Recapitalization	$11,911,459

The shares and corresponding capital amounts and all per share data related to EHL’s outstanding ordinary shares prior to the Reverse Recapitalization have been retroactively adjusted using the Exchange Ratio.

Note 4 – Reverse Recapitalization

On November 17, 2022, the Company consummated the Business Combination contemplated by the SPA between 8i, EHL, Watermark, and Kwong Yeow Liew, dated April 11, 2022 and amended May 30, 2022, June 10, 2022, and September 7, 2022. As contemplated by the SPA, a business combination between 8i and EHL was effected by the purchase by 8i of all of the issued and outstanding shares of EHL from Watermark, resulting in EHL becoming a wholly owned subsidiary of 8i.

Upon the consummation of the Business Combination, the following events contemplated by the SPA occurred, based on EUDA’s capitalization as of November 17, 2022:

●	all 1,500,000 issued and outstanding shares of EHL were converted into 14,000,000 shares of the Company’s no par value ordinary shares after giving effect to the exchange ratio of 9.33 (“Exchange Ratio”); and

●	the entitlement of 4,000,000 shares (“Earnout Shares”) of the Company’s no par value ordinary shares issued to the Seller subject to the following four triggering events:

○	1,000,000 additional Earnout Shares to be issued if during the period beginning on the Closing Date and ending on the first anniversary of the Closing Date, the Company’s share price is equal to or greater than Fifteen Dollars ($15.00) after the Closing Date;

○	1,000,000 additional Earnout Shares to be issued if during the period beginning on the first anniversary of the Closing Date and ending on the second anniversary of the Closing Date, the Company’s share price is equal to or greater than Twenty Dollars ($20.00);

○	1,000,000 additional Earnout Shares to be issued if the consolidated audited financial statements of EUDA for the fiscal year commencing January 1, 2023 and ending December 31, 2023, reflect that EUDA has achieved both of the following financial metrics for such fiscal year: (x) revenues of at least $20,100,000 and (y) net income attributable to EUDA of at least $3,600,000.

○	1,000,000 additional Earnout Shares to be issued if the consolidated audited financial statements of EUDA for the fiscal year commencing January 1, 2024 and ending December 31, 2024, reflect that EUDA has achieved both of the following financial metrics for such fiscal year: (x) revenues of at least $40,100,000 and (y) net income attributable to EUDA of at least $10,100,000.

In connection with the closing the Business Combination:

●	all 8i’s no par value public ordinary shares of 2,591,545, net of the redemption of 6,033,455 shares of Company’s no par value ordinary shares, remained outstanding;

●	all 8i’s no par value private ordinary shares of 292,250 remained outstanding;

●	all 8i’s no par value founder shares of 2,156,250 remained outstanding;

●	all 8i’s rights, consisting of 8,625,000 public rights and 292,250 private rights, automatically converted into an aggregate of 891,725 of the Company’s no par value ordinary shares;

●	200,000 shares of the Company’s no par value ordinary shares were issued to a service provider in connection with the business combination;

●	60,000 shares of the Company’s no par value ordinary shares were issued to a service provider in connection with the closing of transactions contemplated pursuant to certain share purchase agreement. Such issuance of the ordinary share serves the purpose of securing the repayment of $300,000 convertible promissory note to the service provider;

The following table presents the number of the Company’s ordinary shares issued and outstanding immediately following the Reverse Recapitalization:

Ordinary Shares
8i ordinary shares outstanding prior to Reverse Recapitalization	11,073,500
Less: redemption of 8i ordinary shares	(6,033,455)
Conversion of 8i rights	891,725
Shares issued to service providers	260,000
Conversion of EHL ordinary shares into 8i ordinary shares	14,000,000
Total shares outstanding	20,191,770

EHL was determined to be the accounting acquirer given EHL effectively controlled the combined entity after the SPAC Transaction. The transaction is not a business combination because 8i was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by EHL for the net monetary assets of 8i, accompanied by a recapitalization. EHL is determined as the accounting acquirer and the historical financial statements of EHL became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The net assets of 8i were recognized as of the closing date at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger are those of EHL and EHL’s operations are the only ongoing operations of EHL.

In connection with the Reverse Recapitalization, the Company raised approximately $1.3 million of proceeds, presented as cash flows from financing activities, which included the contribution of approximately $87.1 million of funds held in 8i’s trust account, approximately $0.2 million of cash held in 8i’s operating cash account, net of approximately $60.8 million paid to redeem 6,033,455 public shares of 8i’s ordinary shares, approximately $3.0 million in transaction costs incurred by 8i, approximately $21.9 million prepayment of two forward purchase agreements, and repayments of a promissory note in the amount of $0.3 million issued to 8i’s related party.

The following table reconcile the elements of the Reverse Recapitalization to the consolidated statements of cash flows and the changes in shareholders’ equity (deficit):

November 18, 2022
Funds held in 8i’s trust account	$87,074,185
Funds held in 8i’s operating cash account	248,499
Less: amount paid to redeem public shares of 8i’s ordinary shares	(60,839,550)
Less: payments of transaction costs incurred by 8i	(2,965,646)
Less: payments of forward purchase agreements	(21,892,527)
Less: repayments of promissory note – related party of 8i	(300,000)
Proceeds from the Reverse Recapitalization	1,324,961
Less: unpaid deferred underwriting fee	(2,113,125)
Less: unpaid transaction costs incurred by 8i	(382,600)
Less: payment and accrued expenses of transaction costs related to the Reverse Recapitalization	(1,305,580)
Add: non-cash net assets assumed from 8i	14,387,803
Net contributions from issuance of ordinary shares upon the Reverse Recapitalization	$11,911,459

The shares and corresponding capital amounts and all per share data related to EHL’s outstanding ordinary shares prior to the Reverse Recapitalization have been retroactively adjusted using the Exchange Ratio.